Short-term and Long-term Debt - Summary of Long-term Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total long-term debt	¥ 45,991	¥ 49,742
Less: Current portion	(1,139)	(1,146)
Non-current portion	44,852	48,596
Bank loans - unsecured [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	8,990	9,741
Bank loans - unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	8,455	9,148
Bank loans - unsecured [member] | US Dollars denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	336	370
Bank loans - unsecured [member] | Euro denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	199	223
Other loans - unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1	1
Loans from China Telecom Group - unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	¥ 37,000	¥ 40,000